Annual Fund Operating Expenses - Invesco SteelPath MLP & Energy Infrastructure ETF - Invesco SteelPath MLP & Energy Infrastructure ETF	Feb. 12, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.